Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities

(in thousands of $)	September 30, 2022	December 31, 2021
Day 1 gain deferred revenue - current portion (1)	(12,783)	(38,242)
MTM liability on commodity swap (note 22)	(10,428)	(88)
Deferred operating cost and revenue	(6,080)	(5,584)
Current portion of operating lease liability	(1,597)	(3,076)
Liability for legacy UK tax leases (note 22)	—	(71,739)
MTM liability on interest rate swaps (note 20)	—	(17,300)
Other payables (2)	(15,991)	(454)
Other current liabilities	(46,879)	(136,483)
(1) “Day 1 gain deferred revenue - current portion” comprised of the oil derivative embedded in the LTA of $10.0 million and the gas derivative pursuant to Amendment 3 to the LTA, indexed to TTF of $2.8 million. Following the customer's exercise of the 2023+ expansion capacity option pursuant to Amendment 3 to the LTA, $8.6 million relating to the gas derivative was reclassified to other non current liabilities at September 30, 2022.
(2) Other payables mainly comprised of $11.7 million settlement in relation to our commodity swaps, which was subsequently paid in October 2022 and a $2.3 million contract liability for services revenue from Snam (note 5).